Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14.Commitments and Contingencies

On July 10, 2015, the Company agreed to acquire two suezmax tankers built in 2009, and 2012 for $57,000 and $64,000 respectively. On July 22, 2015, the Company agreed to acquire the new building contracts for two VLCC tankers for $96,900 each. As at December 31, 2015, the Company had under construction nine aframax tankers, two LR1 product tankers, one shuttle tanker, two VLCC tankers and one LNG carrier.

The total contracted amount remaining to be paid for the fifteen vessels under construction and the one second hand suezmax tanker, plus the extra costs agreed as at December 31, 2015, was $805,687. Scheduled remaining payments as at December 31, 2015, were $584,422 in 2016 and $221,265 in 2017.

At December 31, 2015, there is a prepaid amount of $1,650 under an old shipbuilding contract which was terminated in 2014, which will be used against the contract price of future new buildings, currently being discussed between the Company and the shipyard.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2015, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2016	216,031
2017	224,495
2018	178,509
2019	156,680
2020 to 2028	649,520
Minimum charter payments	1,425,235

These amounts do not assume any off-hire.

The Company has signed charter party agreements for twelve of its vessels under construction for periods ranging from 4.5 years to 8 years to commence on delivery of the vessels, delivered between the second quarter of 2016 and the third quarter of 2017. Revenues of $623,760 to be generated by these vessels have been included in the above table.

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